Convertible debenture (Narrative) (Details)				12 Months Ended
	Dec. 13, 2023 CAD ($) $ / shares	Dec. 13, 2023 USD ($) shares	Jun. 30, 2023 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 13, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of warrants granted | shares				3,287,556	900,000	820,000
Convertible debenture derivative				$ 145,122	$ 1,025,803
Unsecured convertible debenture [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			$ 1,000,000		839,132	$ 785,129	$ 3,000,000
Borrowings, interest rate	12.00%		12.00%				12.00%
Convertible debt, conversion price | $ / shares	$ 1.25		$ 1.25
Discount rate of debentures				13.50%
Residual value				$ 37,219
Accretion expense				61,162	54,003
Interest expense on debentures				125,772	122,685
Interest paid				125,772
Cash received from debenture		$ 2,640,000
Prepaid interest		$ 360,000
Unsecured convertible debenture [Member] | Warrant [Member]
Disclosure of detailed information about borrowings [line items]
Number of warrants granted | shares		900,000	460,000
Warrant exercise price per share | $ / shares	$ 1.3		$ 1.3
Derivative liability [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense on debentures				$ 507,697	490,593
Expected volatility		65.13%
Risk-free interest rate		3.57%		2.55%
Annualized volatility rate		7.28%		101.43%
Convertible debenture derivative	$ 1,171,660			$ 145,122	1,025,803	$ 1,027,427
Fair value adjustment				$ 845,203	$ (86,001)